Net income from financial instruments measured at fair value through profit and loss - HSBC Holdings – Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 10,231	$ 9,531	$ 8,426
Changes in fair value of designated debt and related derivatives	[1]	90	(97)	155
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		812	695
Net income/expense from financial instruments measured at fair value through profit and loss		14,611	8,641	11,417
HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		1,477	245	(181)
Changes in fair value of designated debt and related derivatives	[2]	(360)	(77)	103
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		1,659	43	0
Net income/expense from financial instruments measured at fair value through profit and loss		2,776	211	(78)
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		2,561	(626)	(343)
Derivatives managed in conjunction with HSBC’s issued debt securities | HSBC Holdings
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		764	(337)	292
Other changes in fair value
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(2,471)	529	498
Other changes in fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(1,124)	260	(189)
Trading securities
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		16,121	6,982	8,236
Trading securities | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		(559)	(176)	(392)
Other instruments managed on a fair value basis
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		(5,890)	2,549	190
Other instruments managed on a fair value basis | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 2,036	$ 421	$ 211

[1]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[2]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.